Transfers of Financial Assets (Tables)	12 Months Ended
Mar. 31, 2020
Text block [abstract]
Carrying Amounts and Fair Values of Transferred Financial Assets that did not Qualify for Derecognition and Associated Financial Liabilities
The following tables show the carrying amounts and fair values of transferred financial assets that did not qualify for derecognition and their associated financial liabilities at March 31, 2020 and 2019:

	At March 31, 2020
	Repurchase agreements and securities lending transactions	Loans and advances
		Residential mortgages	Corporate loans
	(In millions)
Carrying amount of assets	¥8,068,054	¥1,545,664	¥1,083,861
Carrying amount of associated liabilities	7,911,064	1,234,536	761,080

For those liabilities that have recourse only to the transferred assets:
Fair value of assets	¥—	¥1,740,057	¥1,088,121
Fair value of associated liabilities	—	1,286,803	761,128

Net position	¥—	¥453,254	¥326,993

	At March 31, 2019
	Repurchase agreements and securities lending transactions	Loans and advances
		Residential mortgages	Corporate loans
	(In millions)
Carrying amount of assets	¥7,631,722	¥1,478,989	¥778,559
Carrying amount of associated liabilities	6,530,794	1,189,055	770,434

For those liabilities that have recourse only to the transferred assets:
Fair value of assets	¥—	¥1,663,279	¥781,864
Fair value of associated liabilities	—	1,240,199	770,605

Net position	¥—	¥423,080	¥11,259